UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-08397

THE MARSICO INVESTMENT FUND

(Exact Name of Registrant as Specified in Charter)

1200 17th Street, Suite 1600

Denver, CO 80202

(Address of Principal Executive Offices) (Zip Code)

The Corporation Trust Company

The Marsico Investment Fund

Corporation Trust Center 1209 Orange Street

Wilmington, Delaware 19802

(Name and address of Agent for Service of Process)

Copies to:

Anthony H. Zacharski

Dechert LLP

90 State House Square

Hartford, CT 06103

Registrant's Telephone Number, including Area Code: 1-888-860-8686

Date of fiscal year end: September 30

Date of Reporting Period: June 30, 2018

Item 1. Schedule of Investments

Marsico Focus Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2018

(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
Lockheed Martin Corporation	57,426	$16,965,363	2.89%

Application Software
Adobe Systems, Inc.*	82,958	20,225,990	3.45
salesforce.com, inc.*	225,023	30,693,137	5.23
		50,919,127	8.68

Data Processing & Outsourced Services
PayPal Holdings, Inc.*	354,504	29,519,548	5.03
Visa, Inc. - Cl. A	251,702	33,337,930	5.68
		62,857,478	10.71

Distillers & Vintners
Constellation Brands, Inc. - Cl. A	78,980	17,286,353	2.95

Diversified Banks
JPMorgan Chase & Co.	209,586	21,838,861	3.72

Financial Exchanges & Data
Intercontinental Exchange, Inc.	122,874	9,037,383	1.54

Health Care Equipment
Intuitive Surgical, Inc.*	24,960	11,942,861	2.04

Internet & Direct Marketing Retail
Amazon.com, Inc.*	21,871	37,176,326	6.34
Netflix, Inc.*	73,797	28,886,360	4.92
		66,062,686	11.26

Internet Software & Services
Alibaba Group Holding Ltd. Spon. ADR*	163,136	30,266,622	5.16
Alphabet, Inc. - Cl. A*	23,998	27,098,302	4.62
Facebook, Inc. - Cl. A*	220,047	42,759,533	7.28
Tencent Holdings Ltd.	455,800	22,878,306	3.90
		123,002,763	20.96

Managed Health Care
Anthem, Inc.	86,087	20,491,289	3.49
UnitedHealth Group, Inc.	126,112	30,940,318	5.28
		51,431,607	8.77

Regional Banks
First Republic Bank	185,099	17,915,732	3.05

Restaurants
Domino's Pizza Enterprises Ltd.	177,990	$6,878,497	1.17%

Semiconductor Equipment
Applied Materials, Inc.	507,164	23,425,905	3.99

Semiconductors
NVIDIA Corporation	94,796	22,457,172	3.83

Specialized REITs
Crown Castle International Corp.	162,412	17,511,262	2.98

Specialty Chemicals
The Sherwin-Williams Company	52,220	21,283,305	3.63

Technology Hardware, Storage & Peripherals
Apple, Inc.	139,221	25,771,199	4.39

TOTAL COMMON STOCKS (Cost $356,921,888)		566,587,554	96.56

SHORT-TERM INVESTMENTS
State Street Institutional U.S. Government Money Market Fund, 0.015%	16,501,125	16,501,125	2.81

TOTAL SHORT-TERM INVESTMENTS (Cost $16,501,125)		16,501,125	2.81

TOTAL INVESTMENTS (Cost $373,423,013)		583,088,679	99.37

Cash and Other Assets, Less Liabilities		3,688,347	0.63

NET ASSETS		$586,777,026	100.00%

*	Non-income producing.

See notes to schedules of investments.

Marsico Growth Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2018

(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
Lockheed Martin Corporation	25,976	$7,674,090	2.59%
Raytheon Company	31,428	6,071,261	2.05
		13,745,351	4.64

Application Software
Adobe Systems, Inc.*	47,088	11,480,525	3.88
salesforce.com, inc.*	81,351	11,096,277	3.75
		22,576,802	7.63

Biotechnology
G1 Therapeutics, Inc.*	68,948	2,996,480	1.01

Data Processing & Outsourced Services
PayPal Holdings, Inc.*	106,064	8,831,949	2.99
Visa, Inc. - Cl. A	90,543	11,992,421	4.05
		20,824,370	7.04

Distillers & Vintners
Constellation Brands, Inc. - Cl. A	33,546	7,342,213	2.48

Diversified Banks
JPMorgan Chase & Co.	67,673	7,051,527	2.38

Financial Exchanges & Data
Intercontinental Exchange, Inc.	57,579	4,234,935	1.43

Health Care Equipment
Intuitive Surgical, Inc.*	6,123	2,929,733	0.99

Health Care Services
Laboratory Corporation of America Holdings*	34,930	6,270,983	2.12

Home Entertainment Software
Take-Two Interactive Software, Inc.*	30,982	3,667,029	1.24

Hotel & Resort REITs
MGM Growth Properties LLC - Cl. A	103,079	3,139,786	1.06

Hotels, Resorts & Cruise Lines
Norwegian Cruise Line Holdings Ltd.*	104,541	4,939,562	1.67

Internet & Direct Marketing Retail
Amazon.com, Inc.*	9,266	15,750,347	5.32
Netflix, Inc.*	31,231	12,224,750	4.13
		27,975,097	9.45

Internet Software & Services
Alibaba Group Holding Ltd. Spon. ADR*	64,153	$11,902,306	4.02%
Alphabet, Inc. - Cl. A*	9,493	10,719,400	3.62
Facebook, Inc. - Cl. A*	85,296	16,574,719	5.60
Tencent Holdings Ltd.	200,800	10,078,903	3.41
		49,275,328	16.65

Investment Banking & Brokerage
The Charles Schwab Corporation	99,291	5,073,770	1.71

Managed Health Care
Anthem, Inc.	23,056	5,488,020	1.85
UnitedHealth Group, Inc.	35,115	8,615,114	2.91
		14,103,134	4.76

Multi-Sector Holdings
Berkshire Hathaway, Inc. - Cl. B*	28,564	5,331,471	1.80

Pharmaceuticals
Zoetis, Inc.	94,413	8,043,043	2.72

Regional Banks
First Republic Bank	57,608	5,575,878	1.88

Restaurants
McDonald's Corporation	33,167	5,196,937	1.76

Semiconductor Equipment
Applied Materials, Inc.	127,624	5,894,953	1.99

Semiconductors
NVIDIA Corporation	41,027	9,719,296	3.28

Soft Drinks
Monster Beverage Corporation*	94,033	5,388,091	1.82

Specialized REITs
Crown Castle International Corp.	80,646	8,695,252	2.94

Specialty Chemicals
The Sherwin-Williams Company	17,682	7,206,653	2.44

Specialty Stores
Ulta Beauty, Inc.*	30,560	7,134,538	2.41

Technology Hardware, Storage & Peripherals
Apple, Inc.	56,960	10,543,866	3.56

TOTAL COMMON STOCKS (Cost $171,212,725)		274,876,078	92.86

SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund, 0.014%	22,755,274	22,755,274	7.69

TOTAL SHORT-TERM INVESTMENTS (Cost $22,755,274)		22,755,274	7.69

TOTAL INVESTMENTS (Cost $193,967,999)	$297,631,352	100.55%

Liabilities, Less Cash and Other Assets	(1,625,017)	(0.55)

NET ASSETS	$296,006,335	100.00%

*	Non-income producing.

See notes to schedules of investments.

Marsico 21st Century Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2018

(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
HEICO Corporation	20,041	$1,461,608	0.57%

Airlines
Ryanair Holdings PLC Spon. ADR*	32,718	3,737,377	1.46

Apparel Retail
Burlington Stores, Inc.*	45,449	6,841,438	2.66

Application Software
Adobe Systems, Inc.*	16,842	4,106,248	1.60
Atlassian Corporation PLC - Cl. A*	39,927	2,496,236	0.97
Guidewire Software, Inc.*	52,452	4,656,689	1.81
PTC, Inc.*	71,905	6,745,408	2.63
salesforce.com, inc.*	67,792	9,246,829	3.60
The Descartes Systems Group, Inc.*	120,500	3,925,771	1.53
		31,177,181	12.14

Automobile Manufacturers
Tesla, Inc.*	5,823	1,996,998	0.78

Automotive Retail
O'Reilly Automotive, Inc.*	16,990	4,647,954	1.81

Biotechnology
Alkermes PLC*	59,843	2,463,138	0.96
Exact Sciences Corporation*	24,717	1,477,829	0.57
		3,940,967	1.53

Building Products
A.O. Smith Corporation	28,606	1,692,045	0.66

Construction Materials
Vulcan Materials Company	40,483	5,224,736	2.03

Data Processing & Outsourced Services
Broadridge Financial Solutions, Inc.	55,281	6,362,843	2.48
FleetCor Technologies, Inc.*	24,639	5,190,206	2.02
Mastercard, Inc. - Cl. A	45,839	9,008,280	3.50
Worldpay, Inc. - Cl. A*	86,614	7,083,293	2.76
		27,644,622	10.76

Distillers & Vintners
Constellation Brands, Inc. - Cl. A	33,287	7,285,526	2.84

Diversified Support Services
Healthcare Services Group, Inc.	99,396	$4,292,913	1.67%

Electrical Components & Equipment
AMETEK, Inc.	56,218	4,056,691	1.58

Electronic Equipment & Instruments
Cognex Corporation	41,669	1,858,854	0.72
Novanta, Inc.*	30,024	1,870,495	0.73
		3,729,349	1.45

General Merchandise Stores
Ollie's Bargain Outlet Holdings, Inc.*	61,401	4,451,572	1.73

Health Care Equipment
Hologic, Inc.*	84,388	3,354,423	1.31
IDEXX Laboratories, Inc.*	18,011	3,925,317	1.53
Intuitive Surgical, Inc.*	16,097	7,702,093	3.00
LivaNova PLC*	24,902	2,485,718	0.97
Teleflex, Inc.	22,925	6,148,714	2.39
		23,616,265	9.20

Health Care Facilities
Acadia Healthcare Company, Inc.*	38,479	1,574,176	0.61

Home Entertainment Software
Take-Two Interactive Software, Inc.*	59,883	7,087,752	2.76

Hotels, Resorts & Cruise Lines
Marriott International, Inc. - Cl. A	33,630	4,257,558	1.66
Norwegian Cruise Line Holdings Ltd.*	87,410	4,130,122	1.61
		8,387,680	3.27

Industrial Machinery
RBC Bearings, Inc.*	9,507	1,224,597	0.48

Internet & Direct Marketing Retail
Ctrip.com International, Ltd. ADR*	77,128	3,673,607	1.43
Netflix, Inc.*	9,479	3,710,365	1.45
		7,383,972	2.88

Investment Banking & Brokerage
The Charles Schwab Corporation	133,916	6,843,108	2.66

IT Consulting & Other Services
Gartner, Inc.*	46,840	6,225,036	2.42

Metal & Glass Containers
Ball Corporation	49,292	1,752,331	0.68

Railroads
Genesee & Wyoming, Inc. - Cl. A*	35,533	2,889,543	1.13

Real Estate Services
FirstService Corporation	18,100	1,376,655	0.54

Regional Banks
First Republic Bank	76,842	7,437,537	2.89

Signature Bank*	39,099	$4,999,980	1.95%
		12,437,517	4.84

Research & Consulting Services
CoStar Group, Inc.*	19,455	8,027,716	3.13
Verisk Analytics, Inc.*	55,173	5,938,822	2.31
		13,966,538	5.44

Restaurants
Domino's Pizza, Inc.	20,606	5,814,395	2.26

Semiconductor Equipment
Lam Research Corporation	23,213	4,012,367	1.56

Soft Drinks
Monster Beverage Corporation*	93,368	5,349,986	2.08

Specialized REITs
Crown Castle International Corp.	41,551	4,480,029	1.75
SBA Communications Corporation - Cl. A*	43,307	7,150,852	2.78
		11,630,881	4.53

Specialty Chemicals
The Sherwin-Williams Company	15,007	6,116,403	2.38

Steel
Steel Dynamics, Inc.	26,557	1,220,294	0.48

TOTAL COMMON STOCKS (Cost $201,114,511)		241,090,473	93.87

SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund, 0.014%	16,648,537	16,648,537	6.48

TOTAL SHORT-TERM INVESTMENTS (Cost $16,648,537)		16,648,537	6.48

TOTAL INVESTMENTS (Cost $217,763,048)		257,739,010	100.35

Liabilities, Less Cash and Other Assets		(887,249)	(0.35)

NET ASSETS		$256,851,761	100.00%

*	Non-income producing.

See notes to schedules of investments.

Marsico International Opportunities Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2018

(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Airlines
Ryanair Holdings PLC Spon. ADR*	15,691	$1,792,383	2.60%

Application Software
Constellation Software, Inc.	1,824	1,414,566	2.05
SAP S.E.	11,119	1,284,843	1.87
		2,699,409	3.92

Asset Management & Custody Banks
Hargreaves Lansdown PLC	54,938	1,429,425	2.08
Julius Baer Group Ltd.	38,198	2,247,985	3.26
		3,677,410	5.34

Brewers
Anheuser-Busch InBev S.A./N.V.	15,685	1,584,416	2.30

Casinos & Gaming
MGM China Holdings Ltd.	512,800	1,189,579	1.73

Data Processing & Outsourced Services
Pagseguro Digital Ltd. - Cl. A*	10,061	279,193	0.41
Wirecard A.G.	12,493	2,012,597	2.92
Worldpay, Inc. - Cl. A*	25,978	2,124,481	3.08
		4,416,271	6.41

Diversified Banks
BAWAG Group A.G.	13,839	646,447	0.94
HDFC Bank Ltd. ADR	14,020	1,472,380	2.14
ING Groep N.V.	50,912	732,962	1.06
Sumitomo Mitsui Financial Group, Inc.	20,900	812,856	1.18
UniCredit SpA	54,136	903,794	1.31
		4,568,439	6.63

Financial Exchanges & Data
Bolsa Mexicana de Valores S.A.B. de C.V.	294,700	496,058	0.72
Deutsche Boerse A.G.	13,619	1,815,472	2.63
		2,311,530	3.35

General Merchandise Stores
B&M European Value Retail S.A.	244,900	1,306,079	1.89
Dollarama, Inc.	37,302	1,445,944	2.10
		2,752,023	3.99

Health Care Equipment
Koninklijke Philips N.V.	47,716	$2,029,701	2.94%

Home Entertainment Software
Nintendo Co., Ltd.	2,900	948,200	1.38
Ubisoft Entertainment S.A.*	12,620	1,385,043	2.01
		2,333,243	3.39

Household Products
Reckitt Benckiser Group PLC	18,672	1,537,438	2.23

Industrial Machinery
FANUC Corporation	7,700	1,530,402	2.22

Integrated Telecommunication Services
Cellnex Telecom SA	31,615	797,472	1.16
Orange S.A.	50,360	843,635	1.22
		1,641,107	2.38

Internet & Direct Marketing Retail
ASOS PLC*	7,418	597,380	0.87
Ctrip.com International, Ltd. ADR*	23,309	1,110,208	1.61
MakeMyTrip Ltd.*	23,860	862,539	1.25
Start Today Company Ltd.	22,800	826,826	1.20
		3,396,953	4.93

Internet Software & Services
58.com, Inc. ADR*	6,593	457,159	0.66
Alibaba Group Holding Ltd. Spon. ADR*	13,806	2,561,427	3.72
Facebook, Inc. - Cl. A*	7,830	1,521,525	2.21
Just Eat PLC*	94,061	967,028	1.40
Scout24 A.G.	25,132	1,333,625	1.94
Tencent Holdings Ltd.	42,800	2,148,292	3.12
		8,989,056	13.05

IT Consulting & Other Services
InterXion Holding N.V.*	43,008	2,684,559	3.90

Life Sciences Tools & Services
Eurofins Scientific S.E.	2,975	1,655,111	2.40
QIAGEN N.V.*	30,180	1,091,309	1.59
		2,746,420	3.99

Pharmaceuticals
Bayer A.G.	18,951	2,088,058	3.03
Dechra Pharmaceuticals PLC	33,808	1,241,276	1.80
		3,329,334	4.83

Publishing
Lifull Company Ltd.	84,800	561,427	0.81

Real Estate Operating Companies
Aroundtown S.A.	196,011	1,610,323	2.34

Restaurants
Domino's Pizza Enterprises Ltd.	47,439	1,833,300	2.66

Domino's Pizza Group PLC	273,164	$1,250,603	1.82%
		3,083,903	4.48

Semiconductor Equipment
ASML Holding N.V.	12,557	2,488,492	3.61

Trading Companies & Distributors
MISUMI Group, Inc.	57,600	1,680,423	2.44

Wireless Telecommunication Services
SoftBank Group Corporation	8,500	612,117	0.89

TOTAL COMMON STOCKS (Cost $50,840,055)		65,246,358	94.70

SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund, 0.014%	3,739,731	3,739,731	5.43

TOTAL SHORT-TERM INVESTMENTS (Cost $3,739,731)		3,739,731	5.43

TOTAL INVESTMENTS (Cost $54,579,786)		68,986,089	100.13

Liabilities, Less Cash and Other Assets		(86,959)	(0.13)

NET ASSETS		$68,899,130	100.00%

*	Non-income producing.

See notes to schedules of investments.

SUMMARY OF INVESTMENTS BY COUNTRY

Country	Market Value	Percent of Investment Securities
Australia	$1,833,300	2.66%
Austria	646,447	0.94
Belgium	1,584,416	2.30
Brazil	279,193	0.40
Canada	2,860,510	4.15
China/Hong Kong	7,466,665	10.82
France	3,883,789	5.63
Germany	10,144,918	14.70
India	2,334,919	3.38
Ireland	1,792,383	2.60
Italy	903,794	1.31
Japan	6,972,251	10.11
Mexico	496,058	0.72
Netherlands	9,027,023	13.08
Spain	797,472	1.16
Switzerland	2,247,985	3.26
United Kingdom	8,329,229	12.07
United States(1)	7,385,737	10.71
	$68,986,089	100.00%

(1)	Includes short-term securities.

Marsico Flexible Capital Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2018

(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
Airbus SE	53,929	$6,314,203	2.70%

Airlines
Ryanair Holdings PLC Spon. ADR*	55,854	6,380,202	2.73

Apparel Retail
Industria de Diseno Textil S.A.	141,013	4,818,390	2.06

Apparel, Accessories & Luxury Goods
Hermes International	10,135	6,199,515	2.66

Application Software
Atlassian Corporation PLC - Cl. A*	76,454	4,779,904	2.05
salesforce.com, inc.*	61,243	8,353,545	3.58
		13,133,449	5.63

Biotechnology
Autolus Therapeutics PLC ADR*	10,218	273,740	0.12
G1 Therapeutics, Inc.*	53,424	2,321,807	0.99
		2,595,547	1.11

Data Processing & Outsourced Services
Visa, Inc. - Cl. A	52,873	7,003,029	3.00
Wirecard A.G.	43,660	7,033,539	3.01
		14,036,568	6.01

Distillers & Vintners
Constellation Brands, Inc. - Cl. A	10,334	2,261,803	0.97

General Merchandise Stores
Dollarama, Inc.	113,520	4,400,395	1.89

Health Care Equipment
Intuitive Surgical, Inc.*	14,557	6,965,233	2.98

Home Entertainment Software
Nintendo Co., Ltd.	13,000	4,250,554	1.82
Ubisoft Entertainment S.A.*	63,380	6,955,945	2.98
		11,206,499	4.80

Internet & Direct Marketing Retail
Amazon.com, Inc.*	7,294	12,398,341	5.31
Ctrip.com International, Ltd. ADR*	69,076	3,290,090	1.41

Netflix, Inc.*	19,128	$7,487,273	3.21%
		23,175,704	9.93

Internet Software & Services
Alibaba Group Holding Ltd. Spon. ADR*	51,413	9,538,654	4.08
Alphabet, Inc. - Cl. A*	8,177	9,233,387	3.95
Facebook, Inc. - Cl. A*	83,721	16,268,665	6.97
Match Group, Inc.*	105,852	4,100,706	1.76
Spotify Technology S.A.*	21,319	3,586,709	1.54
Tencent Holdings Ltd.	234,400	11,765,412	5.04
		54,493,533	23.34

IT Consulting & Other Services
InterXion Holding N.V.*	94,932	5,925,656	2.54

Managed Health Care
UnitedHealth Group, Inc.	30,295	7,432,575	3.18

Restaurants
Domino's Pizza Enterprises Ltd.	181,998	7,033,388	3.01
McDonald's Corporation	27,042	4,237,211	1.82
		11,270,599	4.83

Semiconductor Equipment
Applied Materials, Inc.	86,869	4,012,479	1.72
ASML Holding N.V.	28,641	5,675,949	2.43
		9,688,428	4.15

Semiconductors
NVIDIA Corporation	28,426	6,734,119	2.88

Specialty Chemicals
The Sherwin-Williams Company	11,529	4,698,875	2.01

Specialty Stores
Ulta Beauty, Inc.*	14,950	3,490,227	1.50

Systems Software
Microsoft Corporation	69,015	6,805,569	2.92

Technology Hardware, Storage & Peripherals
Apple, Inc.	51,606	9,552,787	4.09

TOTAL COMMON STOCKS (Cost $193,571,983)		221,579,876	94.91

SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund, 0.014%	11,036,980	11,036,980	4.73

TOTAL SHORT-TERM INVESTMENTS (Cost $11,036,980)		11,036,980	4.73

TOTAL INVESTMENTS (Cost $204,608,963)	$232,616,856	99.64%

Cash and Other Assets, Less Liabilities	833,265	0.36

NET ASSETS	$233,450,121	100.00%

*	Non-income producing.

See notes to schedules of investments.

SUMMARY OF INVESTMENTS BY COUNTRY

Country	Market Value	Percent of Investment Securities
Australia	$11,813,292	5.08%
Canada	4,400,395	1.89
China/Hong Kong	24,594,156	10.57
France	19,469,663	8.37
Germany	7,033,539	3.02
Ireland	6,380,202	2.74
Japan	4,250,554	1.83
Netherlands	11,601,605	4.99
Spain	4,818,390	2.07
Sweden	3,586,709	1.54
United Kingdom	273,740	0.12
United States(1)	134,394,611	57.78
	$232,616,856	100.00%

(1)	Includes short-term securities.

Marsico Global Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2018

(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
Airbus SE	12,920	$1,512,720	2.42%

Airlines
Ryanair Holdings PLC Spon. ADR*	12,677	1,448,094	2.31

Apparel Retail
Industria de Diseno Textil S.A.	36,063	1,232,267	1.97

Apparel, Accessories & Luxury Goods
Hermes International	2,578	1,576,946	2.52

Application Software
Atlassian Corporation PLC - Cl. A*	18,313	1,144,929	1.83
salesforce.com, inc.*	15,578	2,124,839	3.39
		3,269,768	5.22

Biotechnology
Autolus Therapeutics PLC ADR*	2,713	72,681	0.12
G1 Therapeutics, Inc.*	12,980	564,111	0.90
		636,792	1.02

Data Processing & Outsourced Services
Visa, Inc. - Cl. A	13,173	1,744,764	2.79
Wirecard A.G.	11,632	1,873,892	2.99
		3,618,656	5.78

Distillers & Vintners
Constellation Brands, Inc. - Cl. A	2,364	517,409	0.83

General Merchandise Stores
B&M European Value Retail S.A.	176,088	939,097	1.50
Dollarama, Inc.	26,742	1,036,605	1.65
		1,975,702	3.15

Health Care Equipment
Intuitive Surgical, Inc.*	3,703	1,771,811	2.83

Home Entertainment Software
Nintendo Co., Ltd.	2,900	948,201	1.51
Ubisoft Entertainment S.A.*	16,209	1,778,935	2.84
		2,727,136	4.35

Internet & Direct Marketing Retail
Amazon.com, Inc.*	1,687	2,867,563	4.58

Ctrip.com International, Ltd. ADR*	19,019	$905,875	1.45%
Netflix, Inc.*	4,866	1,904,698	3.04
		5,678,136	9.07

Internet Software & Services
Alibaba Group Holding Ltd. Spon. ADR*	12,354	2,292,037	3.66
Alphabet, Inc. - Cl. A*	1,900	2,145,461	3.43
Facebook, Inc. - Cl. A*	21,916	4,258,717	6.80
Match Group, Inc.*	23,724	919,068	1.47
Spotify Technology S.A.*	5,007	842,378	1.34
Tencent Holdings Ltd.	61,500	3,086,915	4.93
		13,544,576	21.63

IT Consulting & Other Services
InterXion Holding N.V.*	25,202	1,573,109	2.51

Managed Health Care
UnitedHealth Group, Inc.	7,156	1,755,653	2.80

Restaurants
Domino's Pizza Enterprises Ltd.	42,226	1,631,841	2.60
Domino's Pizza, Inc.	5,319	1,500,863	2.40
McDonald's Corporation	6,351	995,138	1.59
		4,127,842	6.59

Semiconductor Equipment
Applied Materials, Inc.	21,127	975,856	1.56
ASML Holding N.V.	6,752	1,338,082	2.14
		2,313,938	3.70

Semiconductors
NVIDIA Corporation	6,375	1,510,238	2.41

Specialty Chemicals
The Sherwin-Williams Company	2,469	1,006,290	1.61

Specialty Stores
Ulta Beauty, Inc.*	3,511	819,678	1.31

Systems Software
Microsoft Corporation	17,331	1,709,010	2.73

Technology Hardware, Storage & Peripherals
Apple, Inc.	13,595	2,516,570	4.02

TOTAL COMMON STOCKS (Cost $38,827,143)		56,842,341	90.78

SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund, 0.014%	5,413,029	5,413,029	8.65

TOTAL SHORT-TERM INVESTMENTS (Cost $5,413,029)		5,413,029	8.65

TOTAL INVESTMENTS (Cost $44,240,172)	$62,255,370	99.43%

Cash and Other Assets, Less Liabilities	357,002	0.57

NET ASSETS	$62,612,372	100.00%

*	Non-income producing.

See notes to schedules of investments.

SUMMARY OF INVESTMENTS BY COUNTRY

Country	Market Value	Percent of Investment Securities
Australia	$2,776,770	4.46%
Canada	1,036,605	1.66
China/Hong Kong	6,284,827	10.10
France	4,868,601	7.82
Germany	1,873,892	3.01
Ireland	1,448,094	2.33
Japan	948,201	1.52
Netherlands	2,911,191	4.68
Spain	1,232,267	1.98
Sweden	842,378	1.35
United Kingdom	1,011,778	1.62
United States(1)	37,020,766	59.47
	$62,255,370	100.00%

(1)	Includes short-term securities.

Notes to Schedules of Investments

Investment Valuation — A security traded on a recognized stock exchange is generally valued at the last sale price prior to the closing of the principal exchange on which the security is traded. Securities traded on NASDAQ generally will be valued at the NASDAQ Official Closing Price. If no sale price is reported on the valuation date, the most current bid price will generally be used, with the exception of short option positions which will generally utilize the most current ask price. Other securities for which over-the-counter market quotations are readily available are generally valued at the last sale price. Debt securities that will mature in more than 60 days are generally valued at their bid prices furnished by a pricing service approved by the Funds’ Board of Trustees and subject to review pursuant to procedures established by, and under the general supervision of, the Board of Trustees. Debt securities that will mature in 60 days or less are valued at amortized cost, if it approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser in accordance with procedures established by, and under the general supervision of, the Funds’ Board of Trustees. The Funds may use pricing services to assist in determining market value. The Board of Trustees has authorized the use of a pricing service to assist the Funds in valuing certain equity securities listed or traded on foreign security exchanges in the Funds’ portfolios in certain circumstances where there is a significant change in the value of related US-traded securities, as represented by, for example, the S&P 500 Index.

“Fair Value Measurements and Disclosures” (the “Fair Value Statement”) defines fair value, establishes a framework for measuring fair value in Generally Accepted Accounting Principles (“GAAP”), and expands disclosures about fair value measurements. Under the Fair Value Statement, various inputs are used in determining the value of the Funds’ investments.

These inputs are summarized into three broad levels and described below:

▪	Level 1 – quoted prices in active markets for identical investments

▪	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, and evaluated quotations obtained from pricing services)

▪	Level 3 – significant unobservable inputs (including the Fund’s assumptions that market participants would use in determining the fair value of investments)

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those investments. Changes in valuation techniques may result in transfers between the levels during the reporting period. The Funds recognize transfers between the levels as of the end of each reporting period and consider securities that are purchased during the reporting period as not having transferred between levels as of the end of the reporting period. There were no transfers between each of the three levels during the reporting period. The following is a summary of the fair values of the Funds’ investments in each category and economic sector as of June 30, 2018:

Fund Investments by Major Security Type	Level 1	Level 2	Level 3	Total
Marsico Focus Fund
Assets
Common Stocks
Consumer Discretionary	$72,941,183	$-	$-	$72,941,183
Consumer Staples	17,286,353	-	-	17,286,353
Financials	48,791,976	-	-	48,791,976
Health Care	63,374,468	-	-	63,374,468
Industrials	16,965,363	-	-	16,965,363
Information Technology	308,433,644	-	-	308,433,644
Materials	21,283,305	-	-	21,283,305
Real Estate	17,511,262	-	-	17,511,262
Short-term Investments	16,501,125	-	-	16,501,125
				$583,088,679

Marsico Growth Fund
Assets
Common Stocks
Consumer Discretionary	45,246,134	-	-	45,246,134
Consumer Staples	12,730,304	-	-	12,730,304
Financials	27,267,581	-	-	27,267,581
Health Care	34,343,373	-	-	34,343,373
Industrials	13,745,351	-	-	13,745,351
Information Technology	122,501,644	-	-	122,501,644
Materials	7,206,653	-	-	7,206,653
Real Estate	11,835,038	-	-	11,835,038
Short-term Investments	22,755,274	-	-	22,755,274
				$297,631,352

Marsico 21st Century Fund
Assets
Common Stocks
Consumer Discretionary	39,524,009	-	-	39,524,009
Consumer Staples	12,635,512	-	-	12,635,512
Financials	19,280,625	-	-	19,280,625
Health Care	29,131,408	-	-	29,131,408
Industrials	33,321,312	-	-	33,321,312
Information Technology	79,876,307	-	-	79,876,307
Materials	14,313,764	-	-	14,313,764
Real Estate	13,007,536	-	-	13,007,536
Short-term Investments	16,648,537	-	-	16,648,537
				$257,739,010

Marsico International Opportunities Fund
Assets
Common Stocks
Consumer Discretionary	$10,983,885	$-	$-	$10,983,885
Consumer Staples	3,121,854	-	-	3,121,854
Financials	10,557,379	-	-	10,557,379
Health Care	8,105,455	-	-	8,105,455
Industrials	5,003,208	-	-	5,003,208
Information Technology	23,611,030	-	-	23,611,030
Real Estate	1,610,323	-	-	1,610,323
Telecommunication Services	2,253,224	-	-	2,253,224
Short-term Investments	3,739,731	-	-	3,739,731
				$68,986,089

Marsico Flexible Capital Fund
Assets
Common Stocks
Consumer Discretionary	53,354,830	-	-	53,354,830
Consumer Staples	2,261,803	-	-	2,261,803
Health Care	16,993,355	-	-	16,993,355
Industrials	12,694,405	-	-	12,694,405
Information Technology	131,576,608	-	-	131,576,608
Materials	4,698,875	-	-	4,698,875
Short-term Investments	11,036,980	-	-	11,036,980
				$232,616,856

Marsico Global Fund
Assets
Common Stocks
Consumer Discretionary	15,410,571	-	-	15,410,571
Consumer Staples	517,409	-	-	517,409
Health Care	4,164,256	-	-	4,164,256
Industrials	2,960,814	-	-	2,960,814
Information Technology	32,783,001	-	-	32,783,001
Materials	1,006,290	-	-	1,006,290
Short-term Investments	5,413,029	-	-	5,413,029
				$62,255,370

Foreign Currency Translation — The accounting records of the Funds are maintained in US dollars. For valuation purposes, values of securities denominated in foreign currencies are translated into US dollars at 4:00 p.m. Eastern Time. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

Reported realized gains and losses on foreign currency transactions arise from sales of portfolio securities, forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the US dollar equivalent of the amounts actually received or paid.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the end of the reporting period. Net unrealized appreciation or depreciation on investments and foreign currency translations arises from changes in the value of assets and liabilities, including investments in securities at the end of the reporting period, resulting from changes in the exchange rates and changes in market prices of securities held. Transactions in foreign-denominated assets may involve greater risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk.

Federal Income Tax Information — “Accounting for Uncertainty in Income Taxes” (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze all open tax years, fiscal years 2015-2018 as defined by Internal Revenue Service (“IRS”) statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended June 30, 2018, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

At June 30, 2018, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	Focus Fund	Growth Fund	21st Century Fund	International Opportunities Fund	Flexible Capital Fund	Global Fund

Cost of Investments	$373,743,983	$193,946,204	$217,848,443	$55,209,588	$205,166,694	$44,551,259

Gross Unrealized Appreciation	$212,612,091	$105,065,466	$44,838,346	$15,806,679	$33,996,660	$18,336,623
Gross Unrealized Depreciation	(3,267,395)	(1,380,318)	(4,947,779)	(2,030,178)	(6,546,498)	(632,512)

Net Unrealized Appreciation on Investments	$209,344,696	$103,685,148	$39,890,567	$13,776,501	$27,450,162	$17,704,111

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals.

Subsequent Events — As previously communicated to shareholders, the reorganization of the Marsico Flexible Capital Fund with and into the Marsico Global Fund was completed after the close of business on August 3, 2018. The reorganization was a tax-free transaction. Management of the Adviser has determined that there were no other material subsequent events that would require disclosure in the Funds' Schedule of Investments.

Item 2. Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the registrant and by the registrant’s service providers.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a)	Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit	Description of Exhibit
A	Certificate of Principal Executive Officer
B	Certificate of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Marsico Investment Fund

By:	/s/ Christopher J. Marsico
Christopher J. Marsico
Trustee, Executive Vice President and Chief Operating Officer (Principal Executive Officer)

Date:	August 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher J. Marsico
Christopher J. Marsico
Trustee, Executive Vice President and Chief Operating Officer (Principal Executive Officer)

Date:	August 23, 2018

By:	/s/ Neil L. Gloude
Neil L. Gloude
Vice President, Secretary and Treasurer (Principal Financial Officer)

Date:	August 23, 2018